SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] $ in Millions	Apr. 30, 2020 USD ($)
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity	$ 1,000
Credit facility, additional borrowing capacity	$ 500